UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      05/10/06
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  89

Form 13F Information Table Value Total:  538851
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTERNATIONAL INC.      COM              014477103     1120    23289 SH       SOLE                    23289
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1474    24088 SH       SOLE                    24088
ALPHA NATURAL RESOURCES INC.   COM              02076X102      441    19066 SH       SOLE                    19066
ARCH COAL INC                  COM              039380100     5817    76598 SH       SOLE                    50602             25996
ASPEN TECHNOLOGY INC COM       COM              045327103     1139    90062 SH       SOLE                    90062
ATWOOD OCEANICS INC.           COM              050095108     1291    12780 SH       SOLE                    12780
AVANEX CORP                    COM              05348W109     2039   627374 SH       SOLE                   561851             65523
BUCYRUS INTERNATIONAL INC      COM              118759109     3728    77367 SH       SOLE                    72612              4755
CAMECO CORP                    COM              13321L108     7860   218322 SH       SOLE                   102242            116080
CB RICHARD ELLIS GROUP INC.    COM              12497T101      805     9981 SH       SOLE                     9981
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202     9140   133221 SH       SOLE                    82180             51041
CHAPARRAL STEEL CO.            COM              159423102    13838   213153 SH       SOLE                   133803             79350
CLEVELAND CLIFFS INC.          COM              185896107      904    10376 SH       SOLE                    10376
CNX GAS CORP                   COM              12618H309     3433   132048 SH       SOLE                    58026             74022
COMMERCIAL METALS COMPANY      COM              201723103     1042    19480 SH       SOLE                    19480
CONSOL ENERGY INC.             COM              20854P109     5454    73545 SH       SOLE                    36039             37506
CYBERSOURCE CORP.              COM              23251J106      238    21284 SH       SOLE                     1772             19512
DEXCOM INC.                    COM              252131107    10438   514952 SH       SOLE                   308819            206133
DIAMOND OFFSHORE DRILL COM     COM              25271C102     9516   106320 SH       SOLE                    52478             53842
DRIL-QUIP INC                  COM              262037104     1945    27456 SH       SOLE                    27456
DXP ENTERPRISES INC.           COM              233377407     4682   134706 SH       SOLE                   134706
EMPIRE RESOURCES INC.          COM              29206E100      878    31801 SH       SOLE                    31801
ENGLOBAL CORP                  COM              293306106    13049   893179 SH       SOLE                   542453            350726
ENSCO INTERNATIONAL            COM              26874Q100     5442   105779 SH       SOLE                    52806             52973
EXPLORATION COMPANY OF DELAWAR COM              302133202      583    51874 SH       SOLE                    51874
FINISAR INC.                   COM              31787A101      426    86660 SH       SOLE                     9742             76918
FLOTEK INDUSTRIES INC.         COM              343389102      897    35730 SH       SOLE                    35730
FOSTER WHEELER LTD             COM              G36535139    18751   396345 SH       SOLE                   228539            167806
FOUNDATION COAL HOLDINGS INC.  COM              35039W100     6709   163086 SH       SOLE                    71518             91568
FOUNDRY NETWORKS               COM              35063R100      239    13134 SH       SOLE                     1098             12036
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     3440    57557 SH       SOLE                    25598             31959
GARMIN LTD                     COM              G37260109      695     8749 SH       SOLE                     1264              7485
GERDAU AMERISTEEL CORP.        COM              37373P105    21104  2269259 SH       SOLE                  1372653            896606
GMX RESOURCES INC              COM              38011M108     2952    78825 SH       SOLE                    78825
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107     5708   150601 SH       SOLE                    65033             85568
HYDRIL CO COM                  COM              448774109    16271   208730 SH       SOLE                   125247             83483
INTEVAC INC.                   COM              461148108      342    11884 SH       SOLE                      988             10896
IPSCO INC.                     COM              462622101      307     2947 SH       SOLE                     2947
JOY GLOBAL INC.                COM              481165108    14903   249347 SH       SOLE                   154273             95074
KOPPERS HOLDINGS INC.          COM              50060P106     1720    87556 SH       SOLE                    87556
LOOKSMART LTD                  COM              543442503     1318   244899 SH       SOLE                   199122             45777
LSI LOGIC CORP                 COM              502161102      290    25068 SH       SOLE                     2098             22970
LUFKIN INDUSTRIES INC          COM              549764108      472     8510 SH       SOLE                     8510
MANKIND CORP.                  COM              56400P201     7856   384364 SH       SOLE                   163690            220674
MATHSTAR INC                   COM              576801203      807   156069 SH       SOLE                    90207             65862
MCDERMOTT INTL INC COM         COM              580037109     6751   123977 SH       SOLE                    67058             56919
METAL MANAGEMENT INC.          COM              591097209      912    28815 SH       SOLE                    28815
NATCO GROUP                    COM              63227W203     6369   235001 SH       SOLE                   202841             32160
NII HOLDINGS INC               COM              62913F201     9930   168391 SH       SOLE                   103327             65064
OLYMPIC STEEL INC.             COM              68162K106      909    30134 SH       SOLE                    30134
OPTIONSXPRESS HOLDINGS INC.    COM              684010101      420    14435 SH       SOLE                    14435
OREGON STL MLS INC COM         COM              686079104    19539   381836 SH       SOLE                   230639            151197
PALM INC                       COM              696643105      363    15680 SH       SOLE                     2114             13566
PEABODY ENERGY CORP            COM              704549104    19515   387127 SH       SOLE                   199249            187878
PENWEST PHARMACEUTICALS CO     COM              709754105     1096    50528 SH       SOLE                    48143              2385
PINNACLE ENTERTAINMENT INC.    COM              723456109      329    11670 SH       SOLE                    11670
POKERTEK INC.                  COM              730864105     2792   233469 SH       SOLE                   214453             19016
QUANTUM FUEL SYSTEMS TECH WORL COM              74765E109    10614  2964777 SH       SOLE                  1799774           1165003
RACKABLE SYSTEMS INC.          COM              750077109    10802   204386 SH       SOLE                    85411            118975
RANGE RESOURCES CORP           COM              75281A109     2341    85728 SH       SOLE                    37582             48146
REDBACK NETWORKS INC.          COM              757209507     1601    73811 SH       SOLE                    42793             31018
RELIANCE STEEL & ALUMINUM CO   COM              759509102     1320    14052 SH       SOLE                    14052
RF MICRODEVICES INC COM        COM              749941100      305    35245 SH       SOLE                     2941             32304
SALESFORCE.COM INC.            COM              79466L302      257     7069 SH       SOLE                      584              6485
SCHNITZER STL INDS CL A        COM              806882106      914    21327 SH       SOLE                    21327
SEARS HOLDINGS CORP            COM              812350106     3301    25041 SH       SOLE                    10957             14084
SEITEL INC.                    COM              816074405    11968  3739877 SH       SOLE                  2262992           1476885
SHAW GROUP INC                 COM              820280105    17115   562996 SH       SOLE                   340297            222699
SHUFFLE MASTER INC             COM              825549108     1086    30390 SH       SOLE                    30390
SILICON LABORATORIES INC COMMO COM              826919102      234     4254 SH       SOLE                      718              3536
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     2207    62233 SH       SOLE                    45357             16876
SUNCOR ENERGY INC.             COM              867229106     8963   116373 SH       SOLE                    63183             53190
SUNOCO INC.                    COM              86764P109     1263    16279 SH       SOLE                     7198              9081
SYNTROLEUM CORP                COM              871630109     9842  1190026 SH       SOLE                   734624            455402
TELLABS INC                    COM              879664100      444    27894 SH       SOLE                     2328             25566
TODCO                          COM              88889T107    26469   671635 SH       SOLE                   402620            269015
TRANSOCEAN OFFSHORE COM        COM              G90078109     9759   121527 SH       SOLE                    57625             63902
TRIDENT MICROSYSTEMS COM       COM              895919108      611    21016 SH       SOLE                    21016
ULTRA PETROLEUM CORP           COM              903914109    25691   412303 SH       SOLE                   239482            172821
UNITED STATES STEEL CORP       COM              912909108     6751   111254 SH       SOLE                    59039             52215
US GLOBAL INVESTORS INC.       COM              902952100     2267   145511 SH       SOLE                   145511
VA SOFTWARE CORPORATION        COM              91819B105    16578  3460943 SH       SOLE                  2047021           1413922
VITALSTREAM HOLDINGS <Private  COM              92847T100     2193  1686747 SH       SOLE                  1686747
VITALSTREAM HOLDINGS INC.      COM              92847T100    13432  5226345 SH       SOLE                  3160806           2065539
WALTER INDUSTRIES INC.         COM              93317Q105    25857   388134 SH       SOLE                   238786            149348
WYNN RESORTS LTD               COM              983134107    16151   210168 SH       SOLE                   118606             91562
AMERICA MOVIL SA DE CV                          02364W105    10633   310363 SH       SOLE                   137272            173091
SONY CORP                                       835699307      762    16541 SH       SOLE                    16541
STOLT OFFSHORE SA                               861567105    16696  1077847 SH       SOLE                   680028            397819